Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share
12.	Net Loss per Share
The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the periods presented due to their antidilutive effect:

	Six Months Ended June 30,
	2022	2021
Convertible preferred stock (as converted)	—	2,227,116
Warrants to purchase common stock	272,680	—
Common stock options issued and outstanding	1,285,100	763,793

Total	1,557,780	2,990,909

15.	Net Loss per Share
The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the periods presented due to their antidilutive effect:

	For the Years Ended December 31,
	2021	2020
Convertible preferred stock (as converted)	—	2,227,116
Common stock warrants	272,680	—
Common stock options issued and outstanding	607,219	799,469

Total	879,899	3,026,585

	For the Years Ended December 31,
	2021	2020
Net loss	$(8,494)	$(3,639)
Weighted-average number of shares - basic and diluted	3,493,267	2,303,237
Net loss per share - basic and diluted	$(2.43)	$(1.58)